Equity - Treasury shares additional information (Details) - EUR (€) € / shares in Units, € in Millions						2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2024	May 02, 2024	Mar. 05, 2024	Mar. 04, 2024	Nov. 03, 2023	Dec. 31, 2024	Feb. 29, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share buyback programme, amount									€ 3,774	€ 3,482	€ 1,721
Share Repurchase Program One
Disclosure of classes of share capital [line items]
Share buyback programme authorized					€ 2,500
Share buyback programme (in shares)							195,000,000
Shares repurchased, effective price per share (in EUR per share)							€ 12.83
Share Repurchase Program Two
Disclosure of classes of share capital [line items]
Share buyback programme authorized				€ 50
Share buyback programme (in shares)			3,000,000
Shares repurchased, average price per share (in EUR per share)			€ 12.99
Share buyback programme, amount			€ 43
Share Repurchase Program Three
Disclosure of classes of share capital [line items]
Share buyback programme authorized		€ 2,500
Share buyback programme (in shares)								156,000,000
Shares repurchased, effective price per share (in EUR per share)								€ 16.03
Share Repurchase Program Four
Disclosure of classes of share capital [line items]
Share buyback programme authorized	€ 2,000
Share buyback programme (in shares)						50,000,000
Shares repurchased, average price per share (in EUR per share)						€ 14.97
Share buyback programme, amount						€ 756